SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	157	1,261
Warrants, granted		223
Warrants, exchanged		(1,327)
Warrants outstanding, Ending balance	415	157
Warrants Outstanding	415	157	1,261
Q1-22 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	23	23
Warrants, granted
Warrants, exchanged
Warrants outstanding, Ending balance	23	23
Warrants Outstanding	23	23	23
Exercise Price	$ 572.98	$ 573
Issuance Date	Mar. 09, 2022
Expiration Date	Sep. 09, 2027	Sep. 09, 2027
Classification	Liability
December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	9	291
Warrants, granted
Warrants, exchanged		(282)
Warrants outstanding, Ending balance	9	9
Warrants Outstanding	9	9	291
Exercise Price	$ 21.45	$ 21.45	$ 21.45	$ 49.20
Issuance Date	Dec. 02, 2022
Expiration Date	Jun. 02, 2028	Jun. 02, 2028
Classification	Equity
July 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance		406
Warrants, granted
Warrants, exchanged		(406)
Warrants outstanding, Ending balance
Warrants Outstanding			406
Exercise Price			$ 21.45	$ 39.15
December 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance		541
Warrants, granted		98
Warrants, exchanged		(639)
Warrants outstanding, Ending balance
Warrants Outstanding			541
Prefunded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	125
Warrants, granted		125
Warrants, exchanged
Warrants outstanding, Ending balance		125
Warrants Outstanding		125
Prefunded Warrants One [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Ending balance	75
Warrants Outstanding	75
Exercise Price	$ 0.075
Issuance Date	Oct. 29, 2024
Classification	Equity
Prefunded Warrants Two [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Ending balance	34
Warrants Outstanding	34
Exercise Price	$ 0.075
Issuance Date	Apr. 02, 2025
Classification	Equity
Prefunded Warrants Three [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Ending balance	274
Warrants Outstanding	274
Exercise Price	$ 0.075
Issuance Date	Jun. 09, 2025
Classification	Equity